Financial Instruments and Financial Risk Management - Schedule of Net Exposure to Currency Risk through Financial Assets and Financial Liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash	$ 19,311		$ 42,914
Accounts payable and accrued liabilities	$ (5,394)	$ (5,968)